Restructuring and Other Costs (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and related expected cost	$ 147
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Number of months to complete restructuring plan	24 months